Income Taxes - Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 165,180	$ 171,077
Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		5
Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	176	133
Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	180
Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	164,824
Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		170,939
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	122,853	116,009
CANADA | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
CANADA | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
CANADA | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
CANADA | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	122,853
CANADA | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		116,009
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	13,495	13,762
UNITED STATES | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
UNITED STATES | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	120	120
UNITED STATES | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	86
UNITED STATES | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	13,289
UNITED STATES | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		13,642
PERU
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	39,057
PERU | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
PERU | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
PERU | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
PERU | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
PERU | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		39,057
MEXICO
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	20,925	2,160
MEXICO | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
MEXICO | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0	0
MEXICO | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0
MEXICO | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	20,925
MEXICO | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		2,160
BARBADOS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	103	58
BARBADOS | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		5
BARBADOS | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	6	6
BARBADOS | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	4
BARBADOS | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	93
BARBADOS | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		47
ARGENTINA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	7,804	31
ARGENTINA | Expiring 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		0
ARGENTINA | Expiring 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	50	7
ARGENTINA | Expiring 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	90
ARGENTINA | Expiring 2020 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 7,664
ARGENTINA | Expiring 2019 - and After
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses		$ 24